Derivative Financial Instruments (Changes In AOCI Relating To Derivatives) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	$ (3.1)	$ (3.5)
Hedge ineffectiveness recorded directly in income
Total income statement impact	(3.1)	(3.5)
Derivatives - effective portion recorded in OCI	6.3	22.6
Total change in OCI for the period	9.4	26.1
Foreign Currency Forward Contracts - Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income		(0.3)
Hedge ineffectiveness recorded directly in income
Total income statement impact		(0.3)
Derivatives - effective portion recorded in OCI		(0.4)
Total change in OCI for the period		(0.1)
Foreign Currency Forward Contracts - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	(3.1)	(3.2)
Hedge ineffectiveness recorded directly in income
Total income statement impact	(3.1)	(3.2)
Derivatives - effective portion recorded in OCI	4.5	19.2
Total change in OCI for the period	7.6	22.4
Cross Currency Swaps - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedge ineffectiveness recorded directly in income
Derivatives - effective portion recorded in OCI	1.8	3.8
Total change in OCI for the period	$ 1.8	$ 3.8